SHAREHOLDERS' EQUITY (Stock Options and Restricted Stock Units Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Number of awards
Outstanding, beginning balance	1,621,620	[1]
Granted	1,135,660
Exercised	(148,671)
Vested and issued	(681,759)
Forfeited	(47,687)
Outstanding, ending balance	1,879,163	[2]
Exercisable	318,813
Vested and expected to vest	1,818,426	[3],[4]
Weighted-average exercise price
Outstanding, beginning balance	$ 4.16	[1]
Granted	$ 0.01
Exercised	$ 13.56
Vested and issued	$ 0.01
Forfeited	$ 0.01
Outstanding, ending balance	$ 2.52	[2]
Exercisable	$ 14.81
Vested and expected to vest	$ 2.61	[3],[4]
Weighted average remaining contractual life years
Outstanding	1 year 3 months 11 days	[2]
Exercisable	1 year 1 month 24 days
Vested and expected to vest	1 year 3 months 11 days	[3],[4]
Aggregate intrinsic value
Outstanding	$ 31,229	[2],[5]
Exercisable	1,380	[5]
Vested and expected to vest	30,068	[3],[4],[5]
Pre-vesting forfeiture rate	3.00%
Stock Options [Member]
Number of awards
Outstanding, beginning balance	467,484
Outstanding, ending balance	318,813
Vested and expected to vest	318,813
Weighted-average exercise price
Outstanding, beginning balance	$ 14.41
Outstanding, ending balance	$ 14.81
Vested and expected to vest	$ 14.81
Weighted average remaining contractual life years
Outstanding	1 year 1 month 24 days
Vested and expected to vest	1 year 1 month 24 days
Aggregate intrinsic value
Outstanding	1,380
Vested and expected to vest	1,380
Restricted Share Units (RSUs) [Member]
Number of awards
Outstanding, beginning balance	1,154,136
Outstanding, ending balance	1,560,350
Vested and expected to vest	1,499,613
Weighted average remaining contractual life years
Outstanding	1 year 3 months 18 days
Vested and expected to vest	1 year 3 months 18 days
Aggregate intrinsic value
Outstanding	29,849
Vested and expected to vest	$ 28,688

[1]	Includes (i) 467,484 stock options with weighted average exercise price of $14.41 and (ii) 1,154,136 RSUs.
[2]	Includes (i) 318,813 stock options with weighted average exercise price of $14.81, with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,560,350 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $29,849.
[3]	Includes (i) 318,813 stock options with weighted average exercise price of $14.81 with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,499,613 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $28,688.
[4]	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
[5]	The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2014 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2014. This amount changes based on the fair market value of the Ordinary Shares.